Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING
Profit (loss) before income taxes	$ (33,462)	$ 116,106
Items not affecting cash
Amortization of intangible assets	4,345	3,460
Depreciation of property, plant and equipment	898	997
Amortization included in cost of sales	782	777
Share-based compensation	1,775	15,247
Financing charges, non-cash portion	3,467	2,603
Other	(27)	(92)
Change in fair value of derivative instruments and other	36,556	(110,617)
Adjustment required to reflect net cash receipts from gas sales	4,581	2,649
Net change in non-cash working capital balances	(23,024)	556
Income taxes paid	(8,437)	(11,077)
Cash inflow (outflow) from operating activities	(12,546)	20,609
INVESTING
Purchase of property, plant and equipment	(1,929)	(1,191)
Purchase of intangible assets	(7,926)	(6,805)
Acquisition of businesses		(2,546)
Short-term investments		129
Cash outflow from investing activities	(9,855)	(10,413)
FINANCING
Dividends paid	(22,249)	(21,771)
Debt issuance costs	(2,173)
Credit facilities withdrawal	31,210	24,650
Issuance of preferred shares	10,447	4,361
Preferred shares issuance costs	(334)	(1,461)
Shares repurchase		(11,443)
Distributions to non-controlling interest		(5,505)
Cash inflow (outflow) from financing activities	16,901	(11,169)
Effect of foreign currency translation on cash balances	(1,277)	(1,283)
Net cash outflow	(6,777)	(2,256)
Cash and cash equivalents, beginning of period	48,861	57,376
Cash and cash equivalents, end of period	42,084	55,120
Supplemental cash flow information:
Interest paid	$ 11,225	$ 7,321